Note 10 - Deposits - Summary of Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-interest bearing checking accounts, amount	$ 15,775	$ 17,542
Money market accounts, amount	$ 25,504	$ 26,841
Money market accounts, weighted average interest rate	0.80%	0.80%
Certificate of deposit accounts, amount	$ 184,452	$ 166,216
Certificate of deposit accounts, weighted average interest rate	2.27%	2.10%
Total, amount	$ 227,458	$ 211,911
Total, weighted average interest rate	1.87%	1.69%
Passbook Accounts [Member]
Interest-bearing deposits, amount	$ 5	$ 192
Interest-bearing deposits, weighted average interest rate	0.15%	0.15%
Savings Accounts [Member]
Interest-bearing deposits, amount	$ 1,722	$ 1,120
Interest-bearing deposits, weighted average interest rate	0.20%	0.20%